Capital stock, warrants and stock options (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Equity [Abstract]
Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions on the day of issuance and as at December 31, 2020:

August 2020 issuance	August 14, 2020	December 31, 2020
Expected life	1112 days	973 days
Volatility	100%	100%
Risk free interest rate	1.53%	1.31%
Dividend yield	0%	0%
Share price	$0.42	$0.41
Fair value	$15,746,380	$14,493,215
Change in derivative liability		$1,253,165

The warrant liabilities as a result of the December 2017, August 2018, November 2018, June 2019 and August 2019 private placements were revalued as at December 31, 2020 and June 30, 2020 using the Binomial model and the following assumptions:

December 2017 issuance	June 30, 2020	December 31, 2020
Expected life	166 days	Expired
Volatility	100%
Risk free interest rate	0.69%
Dividend yield	0%
Share price	$0.73
Fair value	$0	$0
Change in derivative liability		$0

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

10. Capital stock, warrants and stock options (continued)

Issued and outstanding (continued)

August 2018 issuance	June 30, 2020	December 31, 2020
Expected life	405 days	221 days
Volatility	100%	100%
Risk free interest rate	1.20%	1.23%
Dividend yield	0%	0%
Share price	$0.73	$0.41
Fair value	$6,132	$0
Change in derivative liability		$6,132

November 2018 issuance	June 30, 2020	December 31, 2020
Expected life	516 days	332 days
Volatility	100%	100%
Risk free interest rate	1.34%	1.09%
Dividend yield	0%	0%
Share price	$0.73	$0.41
Fair value	$206,253	$52,540
Change in derivative liability		$153,713

June 2019 issuance (i)	June 30, 2020	December 31, 2020
Expected life	363 days	1826 days
Volatility	100%	100%
Risk free interest rate	1.15%	0.85%
Dividend yield	0%	0%
Share price	$0.73	$0.41
Fair value	$6,582,920	$3,438,839
Change in derivative liability		$3,144,081

(i)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.

August 2019 issuance (ii)	June 30, 2020	December 31, 2020
Expected life	397 days	213-1826 days
Volatility	100%	100%
Risk free interest rate	1.11%	0.81%
Dividend yield	0%	0%
Share price	$0.73	$0.41
Fair value	$11,631,921	$5,922,270
Change in derivative liability		$5,709,651

(ii)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions on the day of issuance and as at September 30, 2021:

February 2021 issuance	February 9 and 16, 2021	September 30, 2021
Expected life	1826 days	1593 days
Volatility	100%	100%
Risk free interest rate	0.49%	0.89%
Dividend yield	0%	0%
Share price	$0.27 and $0.29	$0.14
Fair value	$3,813,103	$1,440,591
Change in derivative liability		$2,372,512

The warrant liabilities as a result of the August 2018, November 2018, June 2019, August 2019, and August 2020 private placements were revalued as at September 30, 2021 and December 31, 2020 using the Binomial model and the following assumptions:

August 2018 issuance	December 31, 2020		September 30, 2021
Expected life		221 days		Expired
Volatility		100%
Risk free interest rate		1.23%
Dividend yield		0%
Share price		$0.41	$
Fair value	$	nil	$	nil
Change in derivative liability			$	nil

November 2018 issuance	December 31, 2020	September 30, 2021
Expected life	332 days		59 days
Volatility	100%		100%
Risk free interest rate	1.09%		0.92%
Dividend yield	0%		0%
Share price	$0.41		$0.14
Fair value	$52,540	$	nil
Change in derivative liability			$52,540

Bunker Hill Mining Corp.

Notes to Condensed Interim Consolidated Financial Statements

Three and Nine Months Ended September 30, 2021

(Expressed in United States Dollars)

Unaudited

9. Capital stock, warrants and stock options (continued)

Issued and outstanding (continued)

June 2019 issuance (i)	December 31, 2020	September 30, 2021
Expected life	1826 days	1553 days
Volatility	100%	100%
Risk free interest rate	0.85%	0.84%
Dividend yield	0%	0%
Share price	$0.41	$0.14
Fair value	$3,438,839	$837,368
Change in derivative liability		$2,601,471

(i)	In December 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.

August 2019 issuance (ii)	December 31, 2020	September 30, 2021
Expected life	213-1826 days	1553 days
Volatility	100%	100%
Risk free interest rate	0.81%	0.84%
Dividend yield	0%	0%
Share price	$0.41	$0.14
Fair value	$5,922,270	$1,282,713
Change in derivative liability		$4,639,557

(ii)	In December 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.

August 2020 issuance	December 31, 2020	September 30, 2021
Expected life	973 days	700 days
Volatility	100%	100%
Risk free interest rate	1.31%	0.41%
Dividend yield	0%	0%
Share price	$0.41	$0.14
Fair value	$14,493,215	$2,085,987
Change in derivative liability		$12,407,228

Schedule of Warrant Activity

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, June 30, 2019	13,046,484	$0.88	$0.27
Issued	27,360,284	0.27	0.03
Expired	(229,464)	8.50	3.54
Exercised (i)	(2,332,900)	0.25	0.02
Balance, June 30, 2020	37,844,404	$0.43	$0.09
Issued	58,284,148	0.50	0.11
Expired	(350,746)	14.84	5.63
Balance, December 31, 2020	95,777,806	$0.54	$0.08

Warrants

	Number of	Weighted average exercise price	Weighted average grant date
	warrants	(C$)	value ($)
Balance, December 31, 2019	36,452,284	$0.48	$0.16
Issued	62,238,632	0.49	0.26
Expired	(346,178)	14.84	5.97
Exercised (i)	(2,332,900)	0.25	0.02
Balance, September 30, 2020	96,011,838	$0.47	$0.20
Balance, December 31, 2020	95,777,806	$0.54	$0.16
Issued	19,994,080	0.6	0.19
Expired	(2,913,308)	0.48	0.14
Balance, September 30, 2021	112,858,578	$0.55	$0.19

(i)	During the nine months ended September 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.

Schedule of Warrants Outstanding Exercise Price

			Number of
	Exercise	Number of	warrants
Expiry date	price (C$)	warrants	exercisable

August 1, 2021	0.25	2,752,900	2,752,900
August 9, 2021	4.50	160,408	160,408
November 28, 2021	1.00	645,866	645,866
November 13, 2021	0.80	400,000	400,000
November 13, 2021	0.50	400,000	400,000
February 26, 2022	0.70	239,284	239,284
August 31, 2023	0.50	58,284,148	58,284,148
December 31, 2025	0.59	32,895,200	32,895,200
		95,777,806	95,777,806

Expiry date	Exercise price (C$)	Number of warrants	Number of warrants exercisable
November 13, 2021	0.80	400,000	400,000
November 13, 2021	0.50	400,000	400,000
November 28, 2021	1.00	645,866	645,866
February 26, 2022	0.70	239,284	239,284
August 31, 2023	0.50	58,284,148	58,284,148
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
		112,858,578	112,858,578

Schedule of Broker Options

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, June 30, 2019 and June 30, 2020	-	$-
Issued - August 2020 Compensation Options	3,239,907	0.35
Balance, December 31, 2020	3,239,907	$0.35

Broker options

	Number of	Weighted average
	broker options	exercise price (C$)
Balance, December 31, 2019	-	-
Issued - August 2020 Compensation Options (i)	3,239,907	0.35
Balance, December 31, 2020	3,239,907	0.35
Issued - February 2021 Compensation Options	351,000	0.40
Balance, September 30, 2021	3,590,907	$0.35

Schedule of Warrants Outstanding Broker Option Exercise Prices

(i) The grant date fair value of the August 2020 Compensation Options were estimated at $521,993 using the Black-Scholes valuation model with the following underlying assumptions:

Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
0.31%	0%	100%	C$0.35	3 years

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
August 2020	0.31%	0%	100%	C$0.35	3 years
February 2021	0.26%	0%	100%	C$0.35	3 years

Expiry date	Exercise price (C$)	Number of broker options	Fair value ($)
August 31, 2023 (i)	0.35	3,239,907	521,993
February 16, 2024 (ii)	0.40	351,000	68,078
		3,590,907	590,071

(i)	Exercisable into one August 2020 Unit

(ii)	Exercisable into one February 2021 Unit

Schedule of Warrants Outstanding Broker Option Exercise Prices
	Exercise	Number of
Expiry date	price (C$)	broker options	Fair value ($)

August 31, 2023 (i)	0.35	3,239,907	521,993

(i)	Exercisable into one August 2020 Unit

Expiry date	Exercise price (C$)	Number of broker options	Fair value ($)
August 31, 2023 (i)	0.35	3,239,907	521,993
February 16, 2024 (ii)	0.40	351,000	68,078
		3,590,907	590,071

(i)	Exercisable into one August 2020 Unit

(ii)	Exercisable into one February 2021 Unit

Schedule of Stock Options

The following table summarizes the stock option activity during the years ended December 31, 2020:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, June 30, 2019	287,100	$7.50
Granted (i)(ii)	7,532,659	0.56
Forfeited	(239,600)	9.78
Balance, June 30, 2020	7,580,159	$0.62
Granted (iii)(iv)	435,000	0.55
Balance, December 31, 2020	8,015,159	$0.62

(i)	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $74,949 for the six months ended December 31, 2020 (years ended June 30, 2020 and 2019 - $309,211 and $nil, respectively), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

10. Capital stock, warrants and stock options (continued)

Stock options (continued)

(ii)	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $403,456 (years ended June 30, 2020 and 2019 - $162,855 and $nil, respectively), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iii)	On September 30, 2020, 200,000 stock options were issued to a consultant. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.60. The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years. The grant date fair value of the options was estimated at $52,909. The vesting of these options resulted in stock-based compensation of $20,259 for the six months ended December 31, 2020 (years ended June 30, 2020 and 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iv)	On October 30, 2020, 235,000 stock options were issued to a former director. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.50. The stock options vested immediately and expire on December 31, 2022. The grant date fair value of the options was estimated at $46,277. The vesting of these options resulted in stock based compensation of $46,277 for the six months ended December 31, 2020 (years ended June 30, 2020 and 2019 $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

The following table summarizes the stock option activity during the periods ended September 30, 2021 and 2020:

	Number of stock options	Weighted Average exercise price (C$)
Balance, December 31, 2019	1,692,500	$1.27
Granted (i)(ii)	6,157,659	0.55
Forfeited	(70,000)	10.38
Balance, September 30, 2020	7,780,159	$0.62
Balance, December 31, 2020	8,015,159	$0.62
Granted (iv)	1,037,977	0.34
Balance, September 30, 2021	9,053,136	$0.58

(i)	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $10,430 and $48,189, for the three and nine months ended September 30, 2021 respectively (three and nine months ended September 30, 2020 - $45,173 and $186,614, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).

(ii)	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one-fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $104,890 and $427,034, for the three and nine months ended September 30, 2021 respectively (three and nine months ended September 30, 2020 - $201,728 and $357,409, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).

(iii)	On September 30, 2020, 200,000 stock options were issued to a consultant. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.60. The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years. The grant date fair value of the options was estimated at $52,909. The vesting of these options resulted in stock-based compensation of $6,596 and $32,652, for the three and nine months ended September 30, 2021, respectively (three and nine months ended September 30, 2020 - $218 and $218, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).

(iv)	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vest immediately and the balance of 764,706 stock options shall vest on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $43,941 and $160,750, for the three and nine months ended September 30, 2021, respectively (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).

Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Stock Options

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(i)	1.54%	0%	100%	C$0.50	5 years
(ii)	0.44%	0%	100%	C$0.50	5 years
(iii)	0.25%	0%	100%	C$0.58	3 years
(iv)	0.26%	0%	100%	C$0.49	2.2 years

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(i)	1.54%	0%	100%	C$0.50	5 years
(ii)	0.44%	0%	100%	C$0.50	5 years
(iii)	0.25%	0%	100%	C$0.58	3 years
(iv)	0.64%	0%	100%	C$0.34	5 years

Schedule of Stock Option Issued and Outstanding

The following table reflects the actual stock options issued and outstanding as of December 31, 2020:

	Weighted average		Number of
	remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
10.00	1.33	47,500	47,500	258,013
0.50	2.00	235,000	235,000	46,277
0.60	2.75	200,000	-	52,909
0.60	3.82	1,575,000	975,000	435,069
0.55	4.30	5,957,659	-	1,536,764
		8,015,159	1,257,500	2,329,032

The following table reflects the actual stock options issued and outstanding as of September 30, 2021:

Exercise price (C$)	Weighted average remaining contractual life (years)	Number of options outstanding	Number of options vested (exercisable)	Grant date fair value ($)
10.00	0.59	47,500	47,500	258,013
0.50	1.25	235,000	235,000	46,277
0.60	2.00	200,000	200,000	52,909
0.60	3.07	1,575,000	1,275,000	435,069
0.55	3.56	5,957,659	1,489,415	1,536,764
0.335	4.39	1,037,977	273,271	204,213
		9,053,136	3,520,186	2,533,245